Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and provisions
Other non-current liabilities	$ 83	$ 325
Current Provisions	10	10
Non-current Provisions	15	18
Other liabilities and provisions	$ 108	$ 353